Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable (Note 12)	$ 44,339	$ 138,276
Due to related parties (Note 12 and Note 14)	194,475	304,623
Accrued liabilities (Note 12)	24,747	79,113
Accounts payable and accrued liabilities	$ 263,561	$ 522,012